GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

				Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LBS4	0.81675%	750,000,000.00	750,000,000.00	0.00	527,484.38	527,484.38	750,000,000.00
B	36159LBT2	1.59675%	15,789,500.00	15,789,500.00	0.00	21,710.23	21,710.23	15,789,500.00
C	36159LBU9	2.04675%	23,684,000.00	23,684,000.00	0.00	41,742.56	41,742.56	23,684,000.00

TOTALS			789,473,500.00	789,473,500.00	0.00	590,937.17	590,937.17	789,473,500.00

Beginning of Month Balance	5,964,189,744.56
New Volume	1,949,014,318.29
Principal Collections	2,159,604,434.77
Default Amount	967,031.79
End of Month Balance	5,752,632,596.29
Annualized Yield *	7.36%

Aggregate Principal Receivables	End of Month Balance			5,752,632,596.29
	Adjustment for charged-off Receivables			37,084,910.57
	Aggregate Principal Receivables			5,715,547,685.72

Overconcentrations	Are there any Product Line Overconcentrations?	No	0.00
	Are there any Dealer Overconcentrations?	Yes	25,994,331.39
	Are there any Manufacturer Overconcentrations?	Yes	52,530,517.14
Discount Factor		0.0%

Collections		Total	Overconcentration
	Principal Collections	2,159,604,434.77	30,844,310.53	2,128,760,124.24
	Non Principal Collections	37,782,858.52	314,139.25	37,468,719.27
	Total Collections	2,197,387,293.29	31,158,449.78	2,166,228,843.51

Defaults	Default Amount	967,031.79	0.00	967,031.79
	Series Allocation Percentage			14.18%
	Investor Default Amount			137,093.37

Charge-offs	Investor Charge-offs			0.00

* Annualized yield = (Non-Principal Collections for the Monthly Period before Overconcentration adjustment/Beginning of Month Balance) x (360/Actual days in Monthly Period)

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

Allocation of Available Non Principal Collections
	Series Allocation Percentage		14.18%
	Available Non Principal Collections Allocated to Series			5,311,834.63
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series			5,311,834.63
	(i)	(A) Amount to Indenture Trustee		0.00
		(B) Amount to Trustee		0.00
		(C) Amount to Administrator		55.56
		(D) Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee		1,381,580.83
		Unpaid Servicer Advances and interest thereon		0.00

	(iii)	Class A Monthly Interest		527,484.38
	(iv)	Class B Monthly Interest		21,710.23
	(v)	Class C Monthly Interest		41,742.56

	(vi)	Investor Default Amount (treated as Available Principal Collections)		137,093.37
	(vii)	Investor Charge-offs	0.00
		Reimbursement of Investor Charge-offs	0.00
		Unreimbursed Investor Charge-offs	0.00
		Reallocation Principal Collections	0.00
		Reimbursement of Reallocated Principal Collections	0.00
		Unreimbursed Reallocated Principal Collections	0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

	(viii)	Amount Required to be Deposited to the Reserve Account		0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee		0.00
		Trustee		0.00
		Administrator		0.00
		Custodian		0.00
	(x)	Amounts otherwise required to be Deposited to Principal Account		0.00

	(xi)	(If Early Amortization Period has not occurred)
		Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		3,202,167.70

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

Excess Non Principal Collections for Series 2008-A	2,632,825.15
Excess Non Principal Collections for Series 2009-B	1,051,603.39
Excess Non Principal Collections for Series 2009-2	1,465,157.39
Excess Non Principal Collections for Series 2010-B	1,998,556.04
Excess Non Principal Collections for Series 2011-1	1,597,812.09
Excess Non Principal Collections for Series 2011-A	1,372,648.05
Excess Non Principal Collections for Series 2012-1	3,015,320.19
Excess Non Principal Collections for Series 2012-2	2,953,798.30
Excess Non Principal Collections for Series 2012-3	3,765,532.37
Total Excess Non Principal Collections	19,853,252.97

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2011-1	0.00
Non Principal Shortfalls for Series 2011-A	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	19,853,252.97

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement		301,788,317.38
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture		301,925,410.75

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement		0.00
	Available Principal Collections Treated as Shared Principal Collections		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Principal Overcollateralization Amount	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:	0.00
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have been reduced to zero)
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,968,919,963.32
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,968,919,963.32

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage		2.50%
Note Principal Balance		789,473,500.00
Required Reserve Account Amount		19,736,837.50

Reserve Account Interest Earnings withdrawn		1,307.49
Beginning Reserve Account Amount		19,736,837.50
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		19,736,837.50

Reserve Account Deficiency		0.00

Principal Overcollateralization Amount		39,475,000.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		777,784.68
Disbursements		777,784.68
Ending Balance		0.00
Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00
Free Equity Amount (Trust Level)
Note Trust Principal Balance		5,715,547,685.72
Note Principal Balance	5,147,376,528.00
Principal Overcollateralization Amount	258,373,343.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		5,405,749,871.00
Free Equity Amount		309,797,814.72

Minimum Free Equity Percentage		0.00%
Total Overconcentration		78,524,848.53
Minimum Free Equity Amount		78,524,848.53

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	2,128,760,124.24
Principal Collections Allocated to Series 2008-A	301,796,144.70
Principal Collections Allocated to Series 2009-B	120,722,826.62
Principal Collections Allocated to Series 2009-2	201,191,940.97
Principal Collections Allocated to Series 2010-B	201,191,940.97
Principal Collections Allocated to Series 2011-1	160,953,599.37
Principal Collections Allocated to Series 2011-A	137,162,316.15
Principal Collections Allocated to Series 2012-1	301,788,317.38
Principal Collections Allocated to Series 2012-2	301,788,135.35
Principal Collections Allocated to Series 2012-3	241,430,726.72
Principal Collections Not Allocated to Any Series and Released to Issuer	160,734,176.01

Total Non Principal Collections	37,468,719.27
Non Principal Collections Allocated to Series 2008-A	5,311,972.40
Non Principal Collections Allocated to Series 2009-B	2,124,865.85
Non Principal Collections Allocated to Series 2009-2	3,541,218.32
Non Principal Collections Allocated to Series 2010-B	3,541,218.32
Non Principal Collections Allocated to Series 2011-1	2,832,975.48
Non Principal Collections Allocated to Series 2011-A	2,414,220.49
Non Principal Collections Allocated to Series 2012-1	5,311,834.63
Non Principal Collections Allocated to Series 2012-2	5,311,831.42
Non Principal Collections Allocated to Series 2012-3	4,249,468.98
Non Principal Collections Not Allocated to Any Series and Released to Issuer	2,829,113.38

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	36.21%
Prior Monthly Payment Rate	36.23%
Second Prior Monthly Payment Rate	37.40%
3 Month Average Monthly Payment Rate	36.61%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	0.19%
Prior Monthly Default Rate	0.06%
Second Prior Monthly Default Rate	0.15%
3 Month Average Monthly Default Rate	0.13%

(8) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	19,736,837.50
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	789,473,500.00
Reserve Account trigger	17,763,153.75

(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	3.14%
Prior Month	3.54%
Second Prior Month	3.56%
Third Prior Month	3.11%
Fourth Prior Month	3.07%
Fifth Prior Month	3.16%

(10) Have any new series been issued during the related monthly collection period?		Yes

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No

Number of accounts added / (removed) : 0

GE Dealer Floorplan Master Note Trust

2012-1

Payment Date:	8/20/2012
Collection Period Ended:	7/31/2012
Closing Date:	02/22/2012
Next Payment Date:	9/20/2012
Expected Principal Payment Date:	02/20/2015
Final Maturity Date:	02/21/2017

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	35.9	0.62%
61 - 90	11.9	0.21%
91 - 120	29.5	0.51%
121 - 150	4.9	0.08%
151 - 180	1.7	0.03%
181+	15.4	0.27%

*Total	99.2	1.72%

*Figures may not foot due to rounding

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